Related parties - Credit risk (Details) - 12 months ended Dec. 31, 2020 ₪ in Millions, $ in Millions	ILS (₪)	USD ($)
Stock options | Options granted to senior member of the Company's Management
Disclosure of transactions between related parties [line items]
Fair market value	₪ 9.6	$ 2.9